Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 340,152	₱ 307,446
Cash flows	(35,927)	(18,143)
Foreign exchange movement	656	1,798
Others	58,958	49,051
Ending balance	363,839	340,152
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	281,586	254,798
Cash flows	12,467	24,722
Foreign exchange movement	623	1,698
Others	372	368
Ending balance	295,048	281,586
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	54,038	47,546
Cash flows	(14,328)	(12,079)
Foreign exchange movement	33	100
Others	24,430	18,471
Ending balance	64,173	54,038
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	97	1,033
Cash flows	(243)	704
Others	223	(1,640)
Ending balance	77	97
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,426	2,157
Cash flows	(13,233)	(10,740)
Others	13,261	11,009
Ending balance	2,454	2,426
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,005	1,912
Cash flows	(20,590)	(20,750)
Others	20,672	20,843
Ending balance	₱ 2,087	₱ 2,005